UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     September 30, 2008
                                                   ------------------

Check here if Amendment [  ]: Amendment Number:
                                                   --------------------

    This Amendment (Check only one):        |_|  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:               GPS Partners, LLC
Address:            2120 Colorado Avenue
                    Suite 250
                    Santa Monica, CA  90404


Form 13F File Number:          28-12285
                     -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Steven A. Sugarman
Title:               Partner
Phone:               (310) 496-5360

Signature, Place and Date of Signing:


      /s/ Steven A. Sugarman        Santa Monica, CA      November 14, 2008
   ----------------------------    ------------------     -----------------
           [Signature]               [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                     ---------------------

Form 13F Information Table Entry Total:                       36
                                                     ---------------------

Form 13F Information Table Value Total:                    $201,319
                                                     ---------------------

                                                         (in thousands)


CONFIDENTIAL MATERIAL APPEARING IN THIS DOCUMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND RULE 24B-2 PROMULGATED THEREUNDER. OMITTED INFORMATION HAS BEEN REPLACED WITH ASTERISKS.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

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
                                                           GPS PARTNERS, LLC
                                                               FORM 13F
                                                   Quarter Ended September 30, 2008
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                                CLASS                     VALUE     SHRS OR     SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE            CUSIP   (X$1,000)  PRN AMT     PRN CALL  DISCRETION MANAGERS   SOLE     SHARED NONE
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
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ATLAS PIPELINE PARTNERS LP      UNIT L P INT     049392103  1,009      39,578    SH           SOLE                39,578
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BOARDWALK PIPELINE PARTNERS     UT LTD PARTNER   096627104  2,398     116,413    SH           SOLE               116,413
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BREITBURN ENERGY PARTNERS LP    COM UT LTD PTN   106776107  2,932     197,325    SH           SOLE               197,325
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CONSTELLATION ENERGY PRTNR L    COM UNIT LLC B   21038E101 32,127   2,798,526    SH           SOLE             2,798,526
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COPANO ENERGY L L C             COM UNITS        217202100 24,723   1,010,743    SH           SOLE             1,010,743
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DCP MIDSTREAM PARTNERS LP       COM UT LTD PTN   23311P100  1,352      79,923    SH           SOLE                79,923
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ENBRIDGE ENERGY PARTNERS L P    COM              29250R106    444      11,150    SH           SOLE                11,150
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ENERGY TRANSFER EQUITY L P      COM UT LTD PTN   29273V100 30,108   1,384,253    SH           SOLE             1,384,253
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ENERGY TRANSFER EQUITY L P      COM UT LTD PTN   29273V100  2,175     100,000    SH PUT       SOLE               100,000
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ENERGY TRANSFER PRTNRS L P      UNIT LTD PARTN   29273R109    891      24,186    SH           SOLE                24,186
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ENTERPRISE GP HLDGS L P         UNIT LP INT      293716106  6,406     272,267    SH           SOLE               272,267
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ENTERPRISE PRODS PARTNERS L     COM              293792107    601      23,327    SH           SOLE                23,327
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EV ENERGY PARTNERS LP           COM UNITS        26926V107  8,580     451,557    SH           SOLE               451,557
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EXXON MOBIL CORP                COM              30231G102    471       6,064    SH           SOLE                 6,064
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GENERAL ELECTRIC CO             COM              369604103    274      10,746    SH           SOLE                10,746
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HILAND HLDGS GP LP              UNIT LP INT      43129M107  1,765      85,731    SH           SOLE                85,731
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INERGY HLDGS L P                COM              45661Q107    689      27,000    SH           SOLE                27,000
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ISHARES TR                      DJ US REAL EST   464287739  6,815     110,000    SH PUT       SOLE               110,000
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KINDER MORGAN ENERGY PARTNER    UT LTD PARTNER   494550106  2,602      50,000    SH PUT       SOLE                50,000
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MAGELLAN MIDSTREAM HLDGS LP     COM LP INTS      55907R108 15,098     878,822    SH           SOLE               878,822
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MANULIFE FINL CORP              COM              56501R106  2,576      70,198    SH           SOLE                70,198
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MARKWEST ENERGY PARTNERS L P    UNIT LTD PARTN   570759100  1,843      72,893    SH           SOLE                72,893
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NAVIOS MARITIME PARTNERS L P    UNIT LPI         Y62267102  2,927     388,832    SH           SOLE               388,832
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NGP CAP RES CO                  COM              62912R107  1,212      83,200    SH           SOLE                83,200
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PALATIN TECHNOLOGIES INC        COM NEW          696077304      1      10,000    SH           SOLE                10,000
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PEREGRINE PHARMACEUTICALS IN    COM              713661106      7      20,000    SH           SOLE                20,000
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PLAINS ALL AMERN PIPELINE L     UNIT LTD PARTN   726503105  1,170      29,523    SH           SOLE                29,523
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SELECT SECTOR SPDR TR           SBI INT-ENERGY   81369Y506  1,899      30,000    SH PUT       SOLE                30,000
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SELECT SECTOR SPDR TR           SBI CONS DISCR   81369Y407  6,646     200,000    SH PUT       SOLE               200,000
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SIRF TECHNOLOGY HLDGS INC       COM              82967H101     37      25,000    SH           SOLE                25,000
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SPDR SERIES TRUST               S&P OILGAS EXP   78464A730  4,483     100,000    SH PUT       SOLE               100,000
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SPDR TR                         UNIT SER 1       78462F103    239       2,064    SH           SOLE                 2,064
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TRIMBLE NAVIGATION LTD          COM              896239100    491      19,000    SH           SOLE                19,000
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VELOCITY EXPRESS CORP           COM PAR NEW      92257T707 33,568     113,635    SH           SOLE               113,635
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VERIZON COMMUNICATIONS INC      COM              92343V104    167      45,000    SH           SOLE                45,000
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WESTERN GAS PARTNERS LP         COM UNIT LP IN   958254104  2,593     196,445    SH           SOLE               196,445
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